Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 26,067,779	$ 30,060,601
Trade and other non-current receivables	4,954,334	5,966,414
Other non-current non-financial assets	8,386,715	13,674,236
Non-current receivables due from related parties	1,134,264	844,344
Investments accounted for using equity method	143,456,687	139,746,921	$ 149,593,180
Intangible assets other than goodwill	236,870,759	244,632,721	153,123,207
Goodwill	148,550,618	161,583,233
Property, plant and equipment	1,460,212,852	1,522,708,449	1,273,987,695
Investment property	11,105,298	12,666,980	$ 8,121,156
Right-of-use assets	47,784,003	45,017,172
Deferred tax assets	45,766,647	41,549,079
Non-current assets	2,134,289,956	2,218,450,150
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	26,067,779	30,060,601
Trade and other non-current receivables	2,346,980	2,245,560
Other non-current non-financial assets	140,835	140,716
Non-current receivables due from related parties	429,806
Right-of-use assets	42,031,719	41,832,914
Non-current assets	71,017,119	74,279,791
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables		59,475
Other non-current non-financial assets	5,719,600	5,790,819
Non-current receivables due from related parties	704,458	844,344
Investments accounted for using equity method	16,372,836	14,446,708
Intangible assets other than goodwill	113,912,575	102,103,411
Goodwill	78,462,302	78,918,309
Property, plant and equipment	1,031,162,574	1,014,562,371
Investment property	3,244,379	3,272,632
Right-of-use assets	2,019,344	2,288,216
Deferred tax assets	32,530,428	32,066,798
Non-current assets	1,284,128,496	1,254,353,083
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	2,607,354	3,661,379
Other non-current non-financial assets	2,459,810	7,682,140
Investments accounted for using equity method	1,344,588	1,380,017
Intangible assets other than goodwill	94,105,110	111,983,717
Goodwill	50,864,861	60,204,613
Property, plant and equipment	351,802,326	430,015,212
Investment property	7,860,919	9,394,348
Right-of-use assets	3,369	9,305
Deferred tax assets	5,941,074	6,375,839
Non-current assets	516,989,411	630,706,570
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	39,140	11,248
Intangible assets other than goodwill	5,029,543	4,941,055
Goodwill	5,329,645	5,186,877
Property, plant and equipment	16,976,718	15,961,195
Right-of-use assets	234,992	461,687
Deferred tax assets	517,902	652,186
Non-current assets	28,127,940	27,214,248
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	27,330	49,313
Intangible assets other than goodwill	18,601,077	17,791,810
Goodwill	6,176,309	5,702,154
Property, plant and equipment	38,436,353	31,224,130
Right-of-use assets	3,494,579	425,050
Deferred tax assets	604,423	541,241
Non-current assets	67,340,071	55,733,698
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	769,510	896,458
Deferred tax assets	6,172,820	1,913,015
Non-current assets	6,942,330	2,809,473
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	124,969,753	123,023,738
Property, plant and equipment	8,627	11,740
Non-current assets	124,978,380	123,035,478
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	5,222,454	7,812,728
Goodwill	7,717,501	11,571,280
Property, plant and equipment	21,826,254	30,933,801
Non-current assets	$ 34,766,209	$ 50,317,809